RIGHT-OF-USE ASSETS (Narrative) (Details) - Agreement With Farmer [Member] - m² m² in Thousands	Oct. 29, 2019	Dec. 01, 2016	Aug. 31, 2010
Disclosure of quantitative information about right-of-use assets [line items]
Area of cultivation and processing	7,500	6,000	7,000
Allocated percentage of share capital			26.00%